Risks and uncertainties	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Risk and Uncertainty [Line Items]
Risks and uncertainties	Risks and uncertainties
The Plan invests in various investment securities, which include mutual funds, common trust funds, the stable value fund and the common stock of M&T. Investment securities, in general, are exposed to various risks, such as interest rate, credit and overall market volatility. Market risks include global events which could impact the value of investment securities, such as international conflicts. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the amounts reported in the Statement of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits.
The Plan has varying degrees of concentrations in investments, which exposes the Plan to additional risk of those investments experiencing a material change in value.
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